SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                         March 17, 2014

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

              Re:  AllianceBernstein Cap Fund, Inc.
                   - AllianceBernstein Small Cap Value Portfolio
                   - AllianceBernstein Concentrated Global Growth Portfolio File Nos. 2-29901 and 811-01716
                   --------------------------------------------------------

Dear Sir or Madam:

       Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 149 under the Securities Act of 1933 and Amendment No. 128 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering two new portfolios, the AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Concentrated Global Growth Portfolio.

       Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                                   Sincerely,

                                                   /s/ Joanne A. Skerrett
                                                   ----------------------
                                                       Joanne A. Skerrett

Attachment

cc:      Kathleen K. Clarke